SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF LEASE PAYMENTS UNDER SALES-TYPE LEASES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
2027	¥ 1,811
Total undiscounted lease payments	4,737
Less: lease amount representing interest	(60)
Net investment in the lease	4,677	¥ 9,182
Sales Type Lease [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Remainder of 2026	2,187
2027	2,405
2028	1,015
2029	324
Total undiscounted lease payments	5,931
Less: lease amount representing interest	(2,168)
Net investment in the lease	¥ 3,763